THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%

	Shares	Value
BRAZIL — 2.4%
Porto Seguro	203,802	$762,626
Vale ADR, Cl B	150,688	2,287,444

		3,050,070

CHINA — 31.3%

Communication Services — 8.3%
NetEase	55,800	1,136,165
Tencent Holdings	149,200	9,268,910

		10,405,075

Consumer Discretionary — 5.9%
Alibaba Group Holding *	168,836	2,616,659
Haier Smart Home, Cl H	354,600	1,426,224
JD.com, Cl A *	7,514	276,035
Shenzhou International Group Holdings	30,600	567,740
Trip.com Group *	46,575	1,210,301
Trip.com Group ADR *	1,211	32,225
Yum China Holdings	26,588	1,250,369

		7,379,553

Consumer Staples — 2.1%
Inner Mongolia Yili Industrial Group, Cl A	219,658	1,326,764
Tsingtao Brewery, Cl H	142,000	1,279,306

		2,606,070

Energy — 1.4%
China Petroleum & Chemical, Cl H	3,330,000	1,754,378

Financials — 4.3%
China Construction Bank, Cl H	2,685,000	2,057,986
Ping An Bank, Cl A	585,982	1,468,461
Ping An Insurance Group of China, Cl H	230,000	1,808,428

		5,334,875

Industrials — 2.2%
CITIC	1,183,000	1,333,066
Contemporary Amperex Technology, Cl A	13,626	1,301,348
Hongfa Technology, Cl A	9,083	91,635

		2,726,049

Information Technology — 0.6%
Xinyi Solar Holdings	506,000	825,013

Materials — 1.1%
Zijin Mining Group, Cl H	1,048,000	1,371,917

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Real Estate — 1.2%
China Resources Land	306,000	$1,473,578

Utilities — 4.2%
China Longyuan Power Group, Cl H	1,196,000	2,444,663
China Resources Gas Group	254,000	1,274,791
ENN Energy Holdings	99,500	1,584,514

		5,303,968

		39,180,476

HONG KONG — 4.7%
AIA Group	197,000	2,059,147
Hong Kong Exchanges & Clearing	27,400	1,560,080
Pacific Basin Shipping	1,375,000	591,563
Techtronic Industries	64,500	1,069,193
WH Group	811,623	542,845

		5,822,828

HUNGARY — 0.4%
Richter Gedeon Nyrt	21,223	557,460

INDIA — 12.8%
Aurobindo Pharma	122,343	1,047,039
Bharat Electronics	484,313	1,372,228
Gland Pharma *	26,756	1,237,454
HDFC Bank	65,413	1,325,493
HEG	11,826	242,804
Indus Towers *	283,915	966,331
Infosys ADR	150,661	3,551,080
ITC	536,215	1,594,798
LIC Housing Finance	129,241	673,213
Muthoot Finance	66,631	1,310,430
Tech Mahindra	94,299	1,885,537
Wipro	111,985	867,239

		16,073,646

INDONESIA — 1.1%
Bank Central Asia	2,506,200	1,333,249

MALAYSIA — 1.4%
CIMB Group Holdings	878,400	1,092,276

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MALAYSIA (continued)
My EG Services	2,861,000	$666,458

		1,758,734

MEXICO — 3.3%
Grupo Mexico	300,099	1,289,253
Ternium ADR (a)	24,238	976,307
Wal-Mart de Mexico	535,626	1,814,991

		4,080,551

NETHERLANDS — 0.6%
OCI *	28,207	773,139

RUSSIA — 4.3%
HeadHunter Group ADR	2,720	120,523
LUKOIL PJSC ADR	20,584	1,825,302
Moscow Exchange MICEX-RTS PJSC	491,250	923,378
Polymetal International (a)	71,509	1,022,325
Sberbank of Russia PJSC ADR	107,436	1,507,678

		5,399,206

SOUTH AFRICA — 5.2%
Anglo American (a)	51,882	2,259,466
Anglo American Platinum	11,376	1,374,676
Bidcorp	56,150	1,213,017
FirstRand	295,385	1,184,141
Netcare	479,495	459,257

		6,490,557

SOUTH KOREA — 14.6%
AfreecaTV	1,457	187,963
E-MART	5,076	560,854
Fila Holdings	24,801	610,846
Hana Financial Group	40,185	1,510,840
Hankook Tire & Technology	13,755	384,097
Kia	21,686	1,517,516
Korea Zinc	2,249	956,946
LG	12,388	763,970
LG Chemical	2,086	1,124,763
LG Energy Solution *	135	50,394
POSCO	6,444	1,434,586
Samsung Electronics	122,534	7,621,465

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
Samsung Life Insurance	14,303	$723,100
SK Square *	5,387	252,040
SK Telecom	11,798	557,414

		18,256,794

TAIWAN — 15.9%
Fubon Financial Holding	702,331	1,929,336
Hon Hai Precision Industry	470,000	1,727,882
MediaTek	80,000	3,142,884
Taiwan Semiconductor Manufacturing	510,000	11,723,141
Yageo	83,000	1,398,901

		19,922,144

TURKEY — 1.1%
Haci Omer Sabanci Holding	1,003,185	1,142,191
TAV Havalimanlari Holding *	71,758	197,051

		1,339,242

Total Common Stock (Cost $122,091,173)		124,038,096

Total Investments— 99.1% (Cost $122,091,173)		$124,038,096

Percentages are based on Net Assets of $125,136,461.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

MICEX-RTS — Moscow Interbank Currency Exchange-Russian Trading System

PJSC — Public Joint-Stock Company

Nyrt — Hungarian Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JANUARY 31, 2022 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation

Brown Brothers Harriman	02/07/22	USD	90,936	CNY	578,974	$(57)

CNY — Chinese Yuan Onshore

USD — U.S. Dollar

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$3,050,070	$—	$—	$3,050,070
China	1,505,803	37,674,673	—	39,180,476
Hong Kong	—	5,822,828	—	5,822,828
Hungary	557,460	—	—	557,460
India	3,551,080	12,522,566	—	16,073,646
Indonesia	—	1,333,249	—	1,333,249
Malaysia	—	1,758,734	—	1,758,734
Mexico	4,080,551	—	—	4,080,551
Netherlands	—	773,139	—	773,139
Russia	430,407	4,968,799	—	5,399,206
South Africa	—	6,490,557	—	6,490,557
South Korea	50,394	18,206,400	—	18,256,794
Taiwan	—	19,922,144	—	19,922,144
Turkey	—	1,339,242	—	1,339,242

Total Investments in Securities	$13,225,765	$110,812,331	$—	$124,038,096

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards *

Unrealized Depreciation	$(57)	$—	$—	$(57)

Total Other Financial Instruments	$(57)	$—	$—	$(57)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as "—" are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%

	Shares	Value

AUSTRALIA — 3.7%
Brambles	70,389	$482,443

CHINA — 16.1%
Sungrow Power Supply, Cl A	24,505	444,175
Wuxi Lead Intelligent Equipment, Cl A	48,678	557,500
Xinyi Solar Holdings	300,000	489,138
Zhejiang Sanhua Intelligent Controls, Cl A	193,840	587,795

		2,078,608

DENMARK — 12.1%
Novozymes, Cl B	8,754	599,160
Orsted	4,789	507,233
Vestas Wind Systems	16,616	446,871

		1,553,264

GERMANY — 3.5%
Infineon Technologies	10,861	447,328

ITALY — 4.2%
Terna - Rete Elettrica Nazionale	68,989	539,735

JAPAN — 0.0%
Nippon Ceramic	100	2,138

SPAIN — 5.7%
Iberdrola	64,264	735,574

TAIWAN — 4.0%
Voltronic Power Technology	10,000	508,590

UNITED KINGDOM — 5.1%
Croda International	6,080	650,577

UNITED STATES — 44.9%
Consumer Discretionary — 3.5%
Aptiv *	3,323	453,855

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Consumer Staples — 1.8%
Beyond Meat *	3,542	$230,691

Industrials — 16.9%
Rockwell Automation	1,235	357,187
Schneider Electric	2,956	499,043
Trane Technologies	3,165	547,861
Waste Management	5,097	766,793

		2,170,884

Information Technology — 16.3%
ANSYS *	1,853	630,038
Autodesk *	2,521	629,721
Itron *	6,016	372,992
TE Connectivity	3,301	472,076

		2,104,827

Utilities — 6.4%
NextEra Energy	10,534	822,916

		5,783,173

Total Common Stock (Cost $14,304,697)		12,781,430

RIGHTS — 0.1%

Spain — 0.1%
Iberdrola (a)
(Cost $–)	$68,582	12,877

Total Investments— 99.4% (Cost $14,304,697)		$12,794,307

Percentages are based on Net Assets of $ 12,875,036.

*	Non-income producing security.
(a)	Expiration date unavailable.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JANUARY 31, 2022 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation

Brown Brothers Harriman	02/07/22	USD	86,000	CNY	547,699	$(9)

CNY — Chinese Yuan Onshore

USD — U.S. Dollar

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$482,443	$—	$482,443
China	—	2,078,608	—	2,078,608
Denmark	—	1,553,264	—	1,553,264
Germany	—	447,328	—	447,328
Italy	—	539,735	—	539,735
Japan	—	2,138	—	2,138
Spain	—	735,574	—	735,574
Taiwan	—	508,590	—	508,590
United Kingdom	—	650,577	—	650,577
United States	5,284,130	499,043	—	5,783,173
Rights
Spain	12,877	—	—	12,877

Total Investments in Securities	$5,297,007	$7,497,300	$—	$12,794,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards *

Unrealized Depreciation	$(9)	$—	$—	$(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as "—" are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.0%

	Shares	Value
CHINA — 4.3%
Alibaba Group Holding ADR *	34,624	$4,355,353
NetEase ADR	72,778	7,522,334

		11,877,687

GERMANY — 2.8%
Beiersdorf	77,337	7,673,697

IRELAND — 2.6%
ICON *	26,403	7,015,805

NETHERLANDS — 6.2%
ASML Holding	25,238	17,042,285

SOUTH KOREA — 1.5%
Samsung Electronics GDR	2,698	4,101,273

SWITZERLAND — 8.0%
Nestle	89,166	11,453,314
Roche Holding	26,770	10,325,323

		21,778,637

UNITED KINGDOM — 2.3%
St. James’s Place	307,429	6,315,010

UNITED STATES — 67.3%

Communication Services — 4.8%
Electronic Arts	58,238	7,725,853
Fox	136,105	5,527,224

		13,253,077

Consumer Discretionary — 4.8%
Booking Holdings *(a)	5,301	13,019,945

Consumer Staples — 7.8%
Estee Lauder, Cl A	32,260	10,058,346
Philip Morris International (a)	109,424	11,254,258

		21,312,604

Financials — 13.7%
Charles Schwab	72,502	6,358,426

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials (continued)
FactSet Research Systems	15,271	$6,442,682
Moody’s	46,752	16,035,936
S&P Global	20,938	8,693,876

		37,530,920

Health Care — 6.6%
Becton Dickinson	32,920	8,366,289
Johnson & Johnson	55,699	9,596,380

		17,962,669

Information Technology — 29.6%
Autodesk *	27,011	6,747,078
Automatic Data Processing	19,090	3,935,785
Check Point Software Technologies *	48,742	5,898,270
Intuit	24,985	13,872,422
Microsoft	53,536	16,648,625
VeriSign *	52,835	11,474,705
Visa, Cl A (a)	99,561	22,517,711

		81,094,596

		184,173,811

Total Common Stock (Cost $218,654,705)		259,978,205

Total Investments— 95.0% (Cost $218,654,705)		$259,978,205

Percentages	are based on Net Assets of $273,629,779.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JANUARY 31, 2022 (Unaudited)

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$11,877,687	$—	$—	$11,877,687
Germany	—	7,673,697	—	7,673,697
Ireland	7,015,805	—	—	7,015,805
Netherlands	—	17,042,285	—	17,042,285
South Korea	4,101,273	—	—	4,101,273
Switzerland	—	21,778,637	—	21,778,637
United Kingdom	—	6,315,010	—	6,315,010
United States	184,173,811	—	—	184,173,811

Total Investments in Securities	$207,168,576	$52,809,629	$—	$259,978,205

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as "—" are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.1%

	Shares	Value

AUSTRALIA — 5.7%
CSL	224	$41,470
REA Group	536	55,448

		96,918

CANADA — 3.9%
Constellation Software	39	67,137

CHINA — 10.7%
Alibaba Group Holding ADR *	285	35,850
Hangzhou Tigermed Consulting, Cl H	2,400	25,205
JD.com, Cl A *	48	1,749
Kweichow Moutai, Cl A	100	29,943
NetEase	1,300	26,470
Tencent Holdings	1,000	62,124

		181,341

FRANCE — 6.4%
EssilorLuxottica	381	71,912
Hermes International	25	37,387

		109,299

GERMANY — 8.5%
Beiersdorf	375	37,209
SAP	488	60,894
Siemens Healthineers	715	45,675

		143,778

HONG KONG — 2.5%
AIA Group	4,000	41,810

IRELAND — 3.3%
ICON *	208	55,270

NETHERLANDS — 7.1%
ASML Holding	129	87,109
Heineken	319	34,161

		121,270

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — 2.4%
Swedish Match	5,291	$40,775

SWITZERLAND — 13.3%
Alcon	718	55,045
Lonza Group	64	43,822
Nestle	583	74,886
Roche Holding	134	51,684

		225,437

TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing ADR	447	54,815

UNITED KINGDOM — 10.3%
Experian	1,111	45,957
InterContinental Hotels Group *	420	27,741
London Stock Exchange Group	503	48,977
Reckitt Benckiser Group	637	51,563

		174,238

UNITED STATES — 16.8%
Accenture, Cl A	133	47,026
Estee Lauder, Cl A	106	33,050
Mastercard, Cl A	264	102,005
Philip Morris International (a)	599	61,607
Visa, Cl A (a)	184	41,615

		285,303

Total Common Stock
(Cost $1,676,850)		1,597,391

Total Investments— 94.1%
(Cost $1,676,850)		$1,597,391

Percentages are based on Net Assets of $1,698,421.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JANUARY 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$96,918	$—	$96,918
Canada	67,137	—	—	67,137
China	35,850	145,491	—	181,341
France	—	109,299	—	109,299
Germany	—	143,778	—	143,778
Hong Kong	—	41,810	—	41,810
Ireland	55,270	—	—	55,270
Netherlands	—	121,270	—	121,270
Sweden	—	40,775	—	40,775
Switzerland	—	225,437	—	225,437
Taiwan	54,815	—	—	54,815
United Kingdom	—	174,238	—	174,238
United States	285,303	—	—	285,303

Total Investments in Securities	$498,375	$1,099,016	$—	$1,597,391

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-0900